Intangible Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,175,973	$ 1,055,939	$ 763,710
Accumulated Amortization	533,228	447,343	334,644
Net	642,745	608,596	429,066
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	160,000	160,000	160,000
Accumulated Amortization	120,000	108,571	85,714
Net	40,000	51,429	74,286
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	430,000	430,000	430,000
Accumulated Amortization	332,502	304,645	248,930
Net	97,498	125,355	181,070
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	507,251	341,267
Accumulated Amortization	80,726	34,127
Net	426,525	307,140
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	78,722	124,672	173,710
Accumulated Amortization
Net	$ 78,722	$ 124,672	$ 173,710